UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Silver Point Capital, L.P.

Address:   Two Greenwich Plaza
           Greenwich, CT 06830


Form 13F File Number: 028-11466


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frederick H. Fogel
Title:  Authorized Signatory
Phone:  (203) 542-4000

Signature,  Place,  and  Date  of  Signing:

/s/ Frederick H. Fogel             Greenwich, CT                      11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:  $      204,477
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN INTL GROUP INC      COM NEW          026874784   67,496 3,075,000 SH       DEFINED             3,075,000      0    0
ARGO GROUP INTL HLDGS LTD    COM              G0464B107   27,377   965,000 SH       DEFINED               965,000      0    0
BARCLAYS BK PLC              IPATH S&P MT ETN 06740C519    5,490    75,000 SH       DEFINED                75,000      0    0
BRIDGEPOINT ED INC           COM              10807M105   10,464   600,000 SH       DEFINED               600,000      0    0
CALPINE CORP                 COM NEW          131347304    1,885   133,860 SH       DEFINED               133,860      0    0
CITIGROUP INC                COM NEW          172967424    6,405   250,000 SH       DEFINED               250,000      0    0
DANA HLDG CORP               COM              235825205    1,248   118,825 SH       DEFINED               118,825      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118      233    20,028 SH       DEFINED                20,028      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V126      159    20,028 SH       DEFINED                20,028      0    0
GRACE W R & CO DEL NEW       COM              38388F108    7,393   222,000 SH       DEFINED               222,000      0    0
LORAL SPACE & COMMUNICATNS I COM              543881106    6,513   130,000 SH       DEFINED               130,000      0    0
QUAD / GRAPHICS INC          COM CL A         747301109    3,614   200,000 SH       DEFINED               200,000      0    0
RADNET INC                   COM              750491102    1,281   525,000 SH       DEFINED               525,000      0    0
SPDR GOLD TRUST              CALL             78463V907      210     3,500     CALL DEFINED                 3,500      0    0
SPDR S&P 500 ETF TR          PUT              78462F953   12,540    20,000     PUT  DEFINED                20,000      0    0
SUNOCO INC                   COM              86764P109   35,817 1,155,000 SH       DEFINED             1,155,000      0    0
TBS INTERNATIONAL PLC        CL A SHS         G8657Q104       41    58,000 SH       DEFINED                58,000      0    0
TORCH ENERGY ROYALTY TRUST   UNIT BEN INT     891013104   16,312 5,931,709 SH       DEFINED             5,931,709      0    0